Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GREAT-WEST FUNDS INC
Prospectus Date	rr_ProspectusDate	May 01, 2017
Great-West U.S. Government Mortgage Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks the highest level of return consistent with preservation of capital and substantial credit protection.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the fees and expenses shown would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 99% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	99.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The fees and expenses of the Fund have been restated to reflect fee and expense changes that will be effective on May 1, 2017.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the fees and expenses in the Example would be higher.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that the expense reimbursement is in place for the first year, that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in mortgage-related securities that have been issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The Fund will invest in private mortgage pass-through securities and collateralized mortgage obligations (“CMOs”). CMOs may be issued by private issuers and collateralized by securities issued or guaranteed by (i) the U.S. Government, (ii) agencies or instrumentalities of the U.S. Government, or (iii) private originators. The Fund may invest in commercial mortgage-backed securities, asset-backed securities, and investment grade corporate bonds.

The Fund will focus on relative value of the security by analyzing the current and expected level of interest rates, and current and historical asset yields versus treasury yields. The Fund may invest in mortgage dollar rolls with up to 20% of its net assets. In a mortgage dollar roll transaction, the Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities (the same type, issuer, term and coupon) on a specified future date from the same party. For purposes of pursuing its investment goals, the Fund may, from time to time, enter into derivative contracts, including futures contracts on U.S. Treasury securities.

Effective July 17, 2017, the Fund’s name will change to the “Great-West U.S. Government Securities Fund” and the Fund’s Principal Investment Strategies will be revised as follows:

The Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities that have been issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Ordinarily such securities will have principal and interest guaranteed by the U.S. government or its agencies or instrumentalities, be subject to repurchase agreements, or represent an interest in or be secured by mortgages that are issued or guaranteed by certain U.S. government agencies or instrumentalities.

The Fund may invest up to 20% of its net assets in securities that are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The Fund may also enter into forward roll obligations, including mortgage dollar rolls. In a mortgage dollar roll transaction, the Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities (the same type, issuer, term and coupon) on a specified future date from the same party. For purposes of pursuing its investment goals, the Fund may, from time to time, enter into derivative contracts, including futures contracts on U.S. Treasury securities. The Fund primarily invests in investment grade securities, and may invest in securities of any maturity.

		The portfolio managers employ a “top-down,” or global, macroeconomic analysis of the fixed income markets, then set strategic targets to guide discussions on interest rate sensitivity and sector allocations. The portfolio managers then pair these targets with “bottom-up,” or security-by-security, fundamental research to make individual investment decisions and help manage risks within each bond sector.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following is a summary of the principal investment risks of investing in the Fund:

Credit Risk - An issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets. There can be no assurance that the Fund’s use of derivative contracts will work as intended.

Interest Rate Risk - The market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield. In general, the longer the maturity or duration of a security, the greater its sensitivity to changes in interest rates. The maturity of a security is a measure of the time remaining until the final payment of the security is due. Duration is a measure of a portfolio’s price sensitivity to changes in prevailing interest rates. For example, if interest rates rise by 1%, a portfolio with a two-year effective duration would expect the value of its portfolio to decrease by 2% and a portfolio with a ten-year effective duration would expect the value of its portfolio to decrease by 10%, all other factors being equal. Recent and potential future changes in government monetary policy may affect the level of interest rates.

Liquidity Risk - The fixed income securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the Fund’s share price may fall dramatically. Extraordinary and sudden changes in interest rates could disrupt the market for fixed-income securities and result in fluctuations in the Fund’s net asset value. Increased redemptions due to a rise in interest rates may require the Fund to liquidate its holdings at an unfavorable time and/or under adverse or disadvantageous conditions which may negatively affect the Fund.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

Market Risk - The market values of securities owned by the Fund will go up and down, sometimes rapidly or unpredictably. A security's market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Mortgage-Backed and Asset-Backed Securities Risk - Mortgage-backed and asset-backed securities represent interests in “pools” of mortgages and other assets, including consumer loans or receivables held in trust. Mortgage-backed and asset-backed securities are subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities, and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Mortgage Dollar Roll Risk - Mortgage dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities. These transactions involve the risk that the portfolio managers will not correctly predict mortgage prepayments and interest rates, which will diminish the Fund’s performance. These transactions may increase the Fund’s portfolio turnover rate.

Portfolio Turnover Risk - High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Fund and indirectly by shareholders).

Sector Risk - Sector risk is a possibility that certain sectors of the economy (such as government or mortgage-related securities) may underperform other sectors or the market as a whole.

U.S. Government Securities Risk - Yields available from U.S. Government securities are generally lower than yields from many other fixed income securities. U.S. Government securities may be adversely affected by changes in interest rates or a default by, or decline in the credit quality of, the U.S. Government.

U.S. Government Sponsored Securities Risk - Securities issued by U.S. Government-sponsored enterprises (“GSEs”), such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks, are not issued or guaranteed by the U.S. Treasury.

		An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.
Risk Lose Money [Text]	rr_RiskLoseMoney	is subject to the possible loss of your original investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency,
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Investor Class for the last ten calendar years and comparing the Fund’s Institutional Class and Investor Class average annual total return to the performance of a broad-based securities market index, a secondary index, and a Composite Index which has investment characteristics similar to those of the Fund. The Composite Index reflects an 80% weighting to the Bloomberg Barclays U.S. Mortgage-Backed Securities Index and a 20% weighting to the Bloomberg Barclays U.S. Government Index. No Class L share performance data is provided because Class L shares have not commenced operations. Class L share performance will appear in a future version of this Prospectus after or Class L shares have annual returns for one complete calendar year. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

		Updated performance information may be obtained at www.greatwestfunds.com (the website does not form a part of this Prospectus).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Investor Class for the last ten calendar years and comparing the Fund’s Institutional Class and Investor Class average annual total return to the performance of a broad-based securities market index, a secondary index, and a Composite Index which has investment characteristics similar to those of the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No Class L share performance data is provided because Class L shares have not commenced operations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.greatwestfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	December 2008	3.53%
Worst Quarter	December 2016	-2.30%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2016
Great-West U.S. Government Mortgage Securities Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.23%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	none	[1]
Other Expenses	rr_Component2OtherExpensesOverAssets	0.05%	[1],[2]
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.28%	[1]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.03%	[1],[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.25%	[1]
1 Year	rr_ExpenseExampleYear01	$ 26
3 Years	rr_ExpenseExampleYear03	87
5 Years	rr_ExpenseExampleYear05	154
10 Years	rr_ExpenseExampleYear10	$ 353
One Year	rr_AverageAnnualReturnYear01	1.52%
Five Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	0.85%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2015
Great-West U.S. Government Mortgage Securities Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.23%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.35%	[1]
Other Expenses	rr_Component2OtherExpensesOverAssets	0.06%	[1],[2]
Other Expenses	rr_OtherExpensesOverAssets	0.41%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%	[1]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[1],[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.60%	[1]
1 Year	rr_ExpenseExampleYear01	$ 61
3 Years	rr_ExpenseExampleYear03	201
5 Years	rr_ExpenseExampleYear05	353
10 Years	rr_ExpenseExampleYear10	$ 795
2007	rr_AnnualReturn2007	6.50%
2008	rr_AnnualReturn2008	6.46%
2009	rr_AnnualReturn2009	6.01%
2010	rr_AnnualReturn2010	5.58%
2011	rr_AnnualReturn2011	5.72%
2012	rr_AnnualReturn2012	3.22%
2013	rr_AnnualReturn2013	(2.02%)
2014	rr_AnnualReturn2014	5.45%
2015	rr_AnnualReturn2015	0.79%
2016	rr_AnnualReturn2016	1.22%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.30%)
One Year	rr_AverageAnnualReturnYear01	1.22%
Five Years	rr_AverageAnnualReturnYear05	1.70%
Ten Years	rr_AverageAnnualReturnYear10	3.85%
Great-West U.S. Government Mortgage Securities Fund | Class L
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.23%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.35%	[1]
Other Expenses	rr_Component2OtherExpensesOverAssets	0.06%	[1],[2]
Other Expenses	rr_OtherExpensesOverAssets	0.41%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%	[1]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[1],[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.85%	[1]
1 Year	rr_ExpenseExampleYear01	$ 87
3 Years	rr_ExpenseExampleYear03	280
5 Years	rr_ExpenseExampleYear05	489
10 Years	rr_ExpenseExampleYear10	$ 1,092
Great-West U.S. Government Mortgage Securities Fund | Bloomberg Barclays U.S. Mortgage-Backed Securities Index (reflects no deduction for fees, expenses or taxes) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.67%
Five Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	1.24%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2015
Great-West U.S. Government Mortgage Securities Fund | Bloomberg Barclays U.S. Mortgage-Backed Securities Index (reflects no deduction for fees, expenses or taxes) | Investor Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.67%
Five Years	rr_AverageAnnualReturnYear05	2.06%
Ten Years	rr_AverageAnnualReturnYear10	4.28%
Great-West U.S. Government Mortgage Securities Fund | Bloomberg Barclays U.S. Government Index (reflects no deduction for fees, expenses or taxes) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.05%
Five Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	0.48%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2015
Great-West U.S. Government Mortgage Securities Fund | Bloomberg Barclays U.S. Government Index (reflects no deduction for fees, expenses or taxes) | Investor Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.05%
Five Years	rr_AverageAnnualReturnYear05	1.22%
Ten Years	rr_AverageAnnualReturnYear10	3.86%
Great-West U.S. Government Mortgage Securities Fund | Composite Index (reflects no deduction for fees, expenses or taxes) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.55%
Five Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	1.09%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2015
Great-West U.S. Government Mortgage Securities Fund | Composite Index (reflects no deduction for fees, expenses or taxes) | Investor Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.55%
Five Years	rr_AverageAnnualReturnYear05	1.89%
Ten Years	rr_AverageAnnualReturnYear10	4.20%

[1]	The fees and expenses of the Fund have been restated to reflect fee and expense changes that will be effective on May 1, 2017.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[3]	GWCM has contractually agreed to waive fees or reimburse expenses that exceed 0.25% of the Fund's average daily net assets attributable to each Class, excluding Distribution and Service (12b-1) Fees, Shareholder Services Fees, brokerage expenses, taxes, dividend interest on short sales, interest expenses, and any extraordinary expenses, including litigation costs (the "Expense Limit"). The agreement's current term ends on April 30, 2018 and automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. Under the agreement, GWCM may recoup, subject to Board approval, these waivers and reimbursements in future periods, not exceeding three years following the particular waiver/reimbursement, provided Total Annual Fund Operating Expenses of a Class plus such recoupment do not exceed the Expense Limit that was in place at the time of the waiver/reimbursement as well as the current Expense Limit.
[4]	Since inception on May 1, 2015